SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Redemption

As of March 31
, 2025
and December 31
, 2024
, the Class A ordinary shares reflected in the accompanying condensed balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption as of December 31, 2023	$522,938,352
Plus:
Accretion of carrying value to redemption value	27,761,686

Class A ordinary shares subject to possible redemption as of December 31, 2024	550,700,038
Plus:
Accretion of carrying value to redemption value	5,698,441

Class A ordinary shares subject to possible redemption as of March 31, 2025	$556,398,479

As of December 31, 2024 and 2023, the Class A ordinary shares reflected in the accompanying balance sheets are reconciled in the following table:

Gross proceeds	$500,000,000
Less:
Proceeds allocated to Public Warrants	(2,625,000)
Class A ordinary shares issuance costs	(28,550,129)
Plus:
Accretion of carrying value to redemption value	54,113,481

Class A ordinary shares subject to possible redemption as of December 31, 2023	522,938,352
Plus:
Accretion of carrying value to redemption value	27,761,686

Class A ordinary shares subject to possible redemption as of December 31, 2024	$550,700,038

Schedule of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the three months ended March 31,
	2025	2024
Class A ordinary shares
Numerator:
Net income attributable to Class A ordinary shares	$2,394,236	$5,114,712
Denominator:
Basic and diluted weighted average shares outstanding, Class A ordinary shares	50,000,000	50,000,000

Basic and diluted net income per share, Class A ordinary shares	$0.05	$0.10

Class B ordinary shares
Numerator:
Net income attributable to Class B ordinary shares	$598,559	$1,278,678
Denominator:
Basic and diluted weighted average shares outstanding, Class B ordinary shares	12,500,000	12,500,000

Basic and diluted net income per share, Class B ordinary shares	$0.05	$0.10

The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the year ended December 31,
	2024	2023
Class A ordinary shares
Numerator:
Net income attributable to Class A ordinary shares	$20,788,927	$12,405,494
Denominator:
Basic and diluted weighted average shares outstanding, Class A ordinary shares	50,000,000	34,383,562

Basic and diluted net income per share, Class A ordinary shares	$0.42	$0.36

Class B ordinary shares
Numerator:
Net income attributable to Class B ordinary shares	$5,197,232	$4,509,966
Denominator:
Basic and diluted weighted average shares outstanding, Class B ordinary shares	12,500,000	12,500,000

Basic and diluted net income per share, Class B ordinary shares	$0.42	$0.36